RIVERSOURCE [LOGO](SM)
                                                                 Investments


               PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION

                          SUPPLEMENT -- JULY 18, 2006*

 FUND NAME                                         PROSPECTUS FORM #  SAI FORM #
 ---------                                         -----------------  ----------
 RIVERSOURCE SMALL CAP GROWTH FUND (MAY 30, 2006)     S-6301-99 J      S-6500-J

FOR THE PROSPECTUS
------------------

The second paragraph under the "Principal Investment Strategies" section has been revised as follows:

RiverSource Investments, LLC (RiverSource Investments) serves as the investment manager to the Fund and is responsible for the oversight of the Subadvisers, UBS Global Asset Management (Americas) Inc. (UBS), Turner Investment Partners, Inc. (Turner), Essex Investment Management Company, LLC (Essex), and MDT Advisers, a division of Federated MDTA LLC (MDTA), an indirect subsidiary of Federated Investors, Inc. (the Subadvisers), which provide day-to-day management for the Fund. Each of the Subadvisers acts independently of the others and uses its own methodology for selecting investments. Each Subadviser employs an active investment strategy that focuses primarily on stocks of small companies whose businesses are expanding.

The information regarding MDTA in the "Investment Manager" section has been revised as follows:

MDTA

MDT Advisers, a division of Federated MDTA LLC, an indirect subsidiary of Federated Investors, Inc., which has served as subadviser to the Fund since September 2005, is located at 125 Cambridge Park Drive, Cambridge, Massachusetts. Effective July 14, 2006, Federated Investors, Inc. acquired MDTA. MDTA, subject to the supervision of RiverSource Investments, provides day-to-day management of a portion of the Fund's portfolio, as well as investment research and statistical information, under a Subadvisory Agreement with RiverSource Investments. The portfolio manager responsible for the day-to-day management of the portion of the Fund allocated to MDTA is:
o David Goldsmith, Ph.D., Chief Investment Officer, joined MDTA in 1990 and has been responsible for the development of the Optimum Q Investment Process. Dr. Goldsmith has over 23 years experience in the development and application of financial and statistical modeling techniques. He received his AB, Summa Cum Laude, Economics from Princeton University, where he won the Wolf Balleison Memorial Prize for the outstanding senior thesis in economics. Dr. Goldsmith received a Ph.D. in Economics with a Concentration in Finance from Harvard University.

Other members of the investment team include:
o    Frederick L. Konopka, CFA, Senior Associate
o    Sarah A. Stahl, Senior Associate
o    Stephen R. Griscom, Associate
o    Daniel J. Mahr, CFA, Associate
o    Douglas K. Thunen, Senior Analyst
o    Brian M. Greenberg, Analyst
o    David N. Esch, Ph.D., Analyst

S-6301-1 A (7/06)
Valid until next update
*Destroy May 30, 2007

FOR THE STATEMENT OF ADDITIONAL INFORMATION
-------------------------------------------

Under the "Investment Management Services Agreement - Subadvisory Agreements" section, the information in Table 18 regarding MDT Advisers, Inc. has been revised as follows:



          TABLE 18. SUBADVISERS AND SUBADVISORY AGREEMENT FEE SCHEDULES

                                                                PARENT COMPANY,
           FUND                      SUBADVISER NAME               IF ANY                       FEE SCHEDULE
---------------------------- ------------------------------- ------------------------ ------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING MARCH 31
--------------------------------------------------------------------------------------------------------------------------
      Small Cap Growth       Essex Investment Management              A                  0.70% on the first $20 million,
                             Company, LLC (Essex)                                     reducing to 0.60% as assets increase
                             (effective Sept. 23, 2005)
                             ------------------------------- ------------------------ ------------------------------------
                             MDT Advisers (MDTA)                      B                  0.60% on the first $100 million
                             (effective Sept. 23, 2005)
                             ------------------------------- ------------------------ ------------------------------------
                             Turner Investment Partners,             N/A                 0.60% on the first $50 million,
                             Inc. (Turner)                                            reducing to 0.50% as assets increase
                             (effective Aug. 18, 2003)
                             ------------------------------- ------------------------ ------------------------------------
                             UBS Global Asset Management             N/A                 0.55% on the first $150 million,
                             (Americas) (UBS)                                         reducing to 0.50% as assets increase
                             (effective Aug. 18, 2003)
                             ------------------------------- ------------------------ ------------------------------------

A -- Essex is majority owned by Affiliated Managers Group.
B -- MDT Advisers, a division of Federated MDTA LLC, is an indirect subsidiary of Federated Investors, Inc.


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